Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
January 31, 2022
EMD-NPRT1-0422
1.931229.110

Common Stocks - 95.1%
	Shares	Value ($)
Belgium - 0.9%
Titan Cement International Trading SA	187,100	2,925,814
Bermuda - 1.8%
Credicorp Ltd. (United States)	21,291	3,049,297
Pacific Basin Shipping Ltd.	7,070,590	3,018,124
TOTAL BERMUDA		6,067,421
Brazil - 6.3%
Atacadao SA	660,200	2,072,566
Dexco SA	529,760	1,491,481
Enauta Participacoes SA	491,300	1,411,883
Equatorial Energia SA	713,529	3,085,182
Hapvida Participacoes e Investimentos SA (a)	755,961	1,802,314
LOG Commercial Properties e Participacoes SA	507,352	2,702,005
Natura & Co. Holding SA (b)	318,053	1,359,636
Notre Dame Intermedica Participacoes SA	183,606	2,461,865
Rumo SA (b)	722,600	2,125,574
Suzano Papel e Celulose SA	224,300	2,500,623
TOTAL BRAZIL		21,013,129
British Virgin Islands - 0.6%
Fix Price Group Ltd. GDR (Reg. S)	332,570	1,898,472
Cayman Islands - 7.7%
ASM Pacific Technology Ltd.	290,180	2,903,239
Fu Shou Yuan International Group Ltd.	3,422,298	2,685,857
Haitian International Holdings Ltd.	1,008,170	2,622,921
Hansoh Pharmaceutical Group Co. Ltd. (a)	1,094,740	2,256,710
Innovent Biologics, Inc. (a)(b)	281,285	1,191,187
New Horizon Health Ltd. (a)(c)	641,994	1,889,276
Parade Technologies Ltd.	65,970	4,874,372
Shimao Services Holdings Ltd. (a)	1	1
SITC International Holdings Co. Ltd.	821,480	3,131,137
Tongdao Liepin Group (b)	1,037,078	2,513,086
Zai Lab Ltd. (b)	31,657	1,495,326
TOTAL CAYMAN ISLANDS		25,563,112
Chile - 0.8%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	48,928	2,649,451
China - 7.5%
China Communications Services Corp. Ltd. (H Shares)	7,546,790	4,017,150
Haier Smart Home Co. Ltd. (A Shares)	692,381	3,055,641
Pharmaron Beijing Co. Ltd. (H Shares) (a)	118,967	1,513,487
Sinopec Engineering Group Co. Ltd. (H Shares)	5,805,280	2,831,930
Sinopharm Group Co. Ltd. (H Shares)	1,517,949	3,395,341
TravelSky Technology Ltd. (H Shares)	1,458,680	2,733,629
Tsingtao Brewery Co. Ltd. (H Shares)	292,000	2,627,988
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)(c)	566,249	2,192,858
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	501,000	2,646,128
TOTAL CHINA		25,014,152
Cyprus - 2.3%
Etalon Group PLC GDR (Reg. S)	777,540	946,283
Globaltrans Investment PLC GDR (Reg. S)	363,800	2,561,310
TCS Group Holding PLC unit	59,253	4,233,291
TOTAL CYPRUS		7,740,884
Greece - 0.5%
Motor Oil (HELLAS) Corinth Refineries SA	91,600	1,466,918
Hong Kong - 2.3%
China Resources Beer Holdings Co. Ltd.	250,000	1,866,470
Far East Horizon Ltd.	2,981,433	2,570,876
Guangdong Investment Ltd.	2,201,480	3,144,671
TOTAL HONG KONG		7,582,017
Hungary - 1.8%
OTP Bank PLC (b)	48,366	2,797,162
Richter Gedeon PLC	117,072	3,085,641
TOTAL HUNGARY		5,882,803
India - 17.4%
Adani Ports & Special Economic Zone Ltd.	314,245	3,043,462
Bharat Electronics Ltd.	1,231,960	3,489,723
Computer Age Management Services Private Ltd.	80,470	2,928,823
Cyient Ltd.	184,760	2,338,038
Deccan Cements Ltd.	291,366	2,402,440
Divi's Laboratories Ltd.	33,945	1,844,430
Eicher Motors Ltd.	73,050	2,610,347
Embassy Office Parks (REIT)	615,851	3,049,950
Hindustan Aeronautics Ltd.	151,440	2,948,268
Indraprastha Gas Ltd.	436,870	2,313,242
Indus Towers Ltd.	816,904	2,783,285
JK Cement Ltd.	57,651	2,563,691
Mahanagar Gas Ltd.	196,449	2,168,259
Manappuram General Finance & Leasing Ltd.	827,372	1,763,017
Max Healthcare Institute Ltd. (b)	595,701	2,950,285
Oberoi Realty Ltd. (b)	251,489	3,108,647
Petronet LNG Ltd.	965,430	2,777,138
Power Grid Corp. of India Ltd.	1,108,718	3,215,405
Shriram Transport Finance Co. Ltd.	186,340	3,096,046
Tech Mahindra Ltd.	124,820	2,493,180
The Ramco Cements Ltd.	127,211	1,489,845
Torrent Pharmaceuticals Ltd.	67,880	2,438,889
TOTAL INDIA		57,816,410
Indonesia - 2.5%
PT ACE Hardware Indonesia Tbk	28,702,536	2,471,697
PT Ciputra Development Tbk	20,851,870	1,274,276
PT Pakuwon Jati Tbk (b)	41,931,796	1,260,407
PT United Tractors Tbk	1,919,040	3,102,783
TOTAL INDONESIA		8,109,163
Israel - 0.4%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	15,600	1,250,799
Korea (South) - 9.0%
Coway Co. Ltd.	53,180	3,063,382
Db Insurance Co. Ltd.	60,334	3,021,721
Douzone Bizon Co. Ltd.	35,650	1,579,974
Fila Holdings Corp.	87,133	2,152,351
Hana Financial Group, Inc.	57,711	2,174,160
Hanon Systems	236,020	2,117,583
Hansol Chemical Co. Ltd.	11,030	1,982,548
Hyundai Fire & Marine Insurance Co. Ltd.	131,431	2,795,955
KB Financial Group, Inc.	28,222	1,398,482
LG Corp.	36,395	2,250,412
SaraminHR Co. Ltd.	82,835	2,708,314
Shinhan Financial Group Co. Ltd.	54,820	1,755,600
Soulbrain Co. Ltd.	13,190	2,732,206
TOTAL KOREA (SOUTH)		29,732,688
Malaysia - 0.7%
Scientex Bhd	1,991,000	2,203,067
Scientex Bhd warrants 1/14/26 (b)	130,640	38,422
TOTAL MALAYSIA		2,241,489
Mexico - 6.4%
CEMEX S.A.B. de CV sponsored ADR (b)	565,670	3,461,900
Fibra Uno Administracion SA de CV	1,707,139	1,754,477
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	225,900	3,105,851
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	12,920	2,624,827
Grupo Aeroportuario Norte S.A.B. de CV	207,600	1,390,340
Grupo Comercial Chedraui S.A.B. de CV	1,241,800	2,498,891
Macquarie Mexican (REIT) (a)	1,137,383	1,324,962
Qualitas Controladora S.A.B. de CV	393,551	2,125,916
Regional S.A.B. de CV	527,659	3,025,061
TOTAL MEXICO		21,312,225
Netherlands - 0.7%
X5 Retail Group NV GDR (Reg. S)	101,790	2,301,495
Panama - 0.9%
Copa Holdings SA Class A (b)	34,700	2,900,226
Philippines - 1.3%
Philippine Seven Corp. (b)	786,400	1,354,480
Robinsons Land Corp.	8,581,690	3,083,415
TOTAL PHILIPPINES		4,437,895
Poland - 0.8%
Grupa Lotos SA (b)	199,530	2,681,048
Russia - 0.3%
LSR Group OJSC	132,989	1,129,035
Singapore - 0.6%
First Resources Ltd.	1,630,200	1,999,645
South Africa - 5.2%
Bidvest Group Ltd./The	260,700	3,196,377
Cashbuild Ltd.	179,150	3,293,003
FirstRand Ltd.	698,645	2,816,309
Impala Platinum Holdings Ltd.	226,510	3,492,074
Mr Price Group Ltd.	183,915	2,445,053
Pick 'n Pay Stores Ltd.	594,400	1,990,060
TOTAL SOUTH AFRICA		17,232,876
Taiwan - 9.8%
Cleanaway Co. Ltd.	379,550	2,871,071
eMemory Technology, Inc.	31,760	1,855,619
International Games Systems Co. Ltd.	122,825	3,176,226
Makalot Industrial Co. Ltd.	356,370	3,004,178
Nanya Technology Corp.	1,516,220	4,031,050
Poya International Co. Ltd.	152,360	2,327,113
Unimicron Technology Corp.	622,160	4,667,866
Vanguard International Semiconductor Corp.	730,050	3,524,482
Win Semiconductors Corp.	253,190	3,139,076
Yageo Corp.	221,590	3,779,496
TOTAL TAIWAN		32,376,177
Thailand - 0.8%
PTT Global Chemical PCL (For. Reg.)	778,400	1,334,110
Siam Global House PCL (For. Reg.)	2,275,070	1,306,184
TOTAL THAILAND		2,640,294
Turkey - 2.0%
Aselsan A/S	1,774,830	2,878,049
Bim Birlesik Magazalar A/S JSC	380,310	2,008,582
Mavi Jeans Class B (a)	364,727	1,833,184
TOTAL TURKEY		6,719,815
United Arab Emirates - 1.8%
Aldar Properties PJSC (b)	3,104,555	3,490,781
Emirates NBD Bank PJSC	718,103	2,610,004
TOTAL UNITED ARAB EMIRATES		6,100,785
United Kingdom - 1.8%
Bank of Georgia Group PLC	121,192	2,398,399
Mondi PLC	142,964	3,576,419
TOTAL UNITED KINGDOM		5,974,818
Vietnam - 0.2%
FPT Corp.	163,513	649,895
TOTAL COMMON STOCKS (Cost $294,085,221)		315,410,951

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.8%
Metalurgica Gerdau SA (PN) (Cost $2,000,784)	1,253,700	2,731,645

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	15,682,161	15,685,298
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	2,695,536	2,695,805
TOTAL MONEY MARKET FUNDS (Cost $18,381,103)		18,381,103

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $314,467,108)	336,523,699
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(4,810,453)
NET ASSETS - 100.0%	331,713,246

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,003,979 or 4.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	929,989	26,271,418	11,516,109	1,367	-	-	15,685,298	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	8,894,003	7,505,737	13,703,935	10,071	-	-	2,695,805	0.0%
Total	9,823,992	33,777,155	25,220,044	11,438	-	-	18,381,103

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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